Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 54,797	$ 119,678	$ 28,920
Accounts receivable	26,753	19,880	5,636
Inventory	315,722	198,595	267,152
Other current assets	231,194	306,030	118,911
Total current assets	628,466	644,183	420,619
Right-of-use assets	1,483,218		195,029
Security deposits	1,532,055	1,255,988	65,114
Fixed assets, net	1,021,557	1,003,013	726,820
Total Assets	4,665,296	2,903,184	1,407,582
Current liabilities:
Accounts payable	675,150	480,146	734,554
Accrued expenses	678,161	457,762	550,535
Deferred revenues	33,510	30,164
Dividends payable	118,025	98,920	37,236
Current portion of lease liabilities	106,999		45,271
Convertible notes payable, net of $412,673 of debt discounts at December 31, 2021	624,611	337,327
Notes payable	152,636	119,274	334,841
Notes payable, related parties, current maturities	40,000
Total current liabilities	2,429,092	1,523,593	1,702,437
Long-term lease liability	1,389,982		156,254
Notes payable, long-term portion	700,000
Notes payable, related party, long-term portion	200,000	200,000
Total Liabilities	4,719,074	1,723,593	1,858,691
Convertible preferred stock value
Stockholders’ Equity (Deficit):
Preferred stock, $0.001 par value, 9,200,000 shares authorized; no shares issued and outstanding at December 31, 2021 and 2020, respectively
Common stock, $0.001 par value, 300,000,000 shares authorized; 65,599,565 and 53,085,305 shares issued and outstanding at December 31, 2021 and 2020, respectively	65,862	65,600	53,085
Additional paid-in capital	16,928,274	16,843,656	14,103,672
Subscriptions payable, consisting of 262,066 and 750,000 shares at December 31, 2021 and 2020, respectively		21,725	75,000
Accumulated other comprehensive loss	(59,875)	(64,347)	(52,870)
Accumulated (deficit)	(21,217,884)	(19,916,888)	(16,132,326)
Total Stockholders’ Equity (Deficit)	(4,283,623)	(3,050,254)	(1,953,439)
Total Liabilities and Stockholders’ Equity (Deficit)	4,665,296	2,903,184	1,407,582
Series A Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock value	652,330	652,330	1,502,330
Series B Convertible Preferred Stock [Member]
Current liabilities:
Convertible preferred stock value	$ 3,577,515	$ 3,577,515